Liquidity	12 Months Ended
Dec. 31, 2021
Liquidity
Liquidity

Note 2 - Liquidity

The Company incurred net losses of approximately $32.0 million (including non-cash charges of $3.0 million) during the year ended December 31, 2021. Cash used in operating activities was approximately $38.2 million for the year ended December 31, 2021. The Company has historically funded its operations with cash flow from operations, equity capital raises, and note payable agreements from shareholders and private investors, in addition to bank loans. Its principal uses of cash have been debt service, capital expenditures and working capital, and funding operations.

At December 31, 2021, the Company had total current assets of $15.0 million and current liabilities of $11.8 million resulting in working capital of $3.2 million. At December 31, 2021, the Company had total assets of $36.8 million and total liabilities of $20.3 million resulting in stockholders’ equity of $16.4 million.

The Company’s operating plans are primarily focused on expanding its distribution base and increasing awareness of its products and brands while improving and expanding its manufacturing and distribution capabilities. Debt financing may require the Company to pledge assets and enter into covenants that could restrict certain business activities or its ability to incur further indebtedness; and may contain other terms that are not favorable to the Company or its stockholders.

While Stryve has materially improved its liquidity position through the Business Combination by repaying $10.6 million of debt, the unpredictable nature of the current COVID-19 pandemic may put the current manufacturing facility at risk, as it may relate to the supply chain and the welfare of the Company’s labor.

On January 6, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with select accredited investors (the “2022 PIPE Investors”), relating to the issuance and sale of 2,496,934 shares of the Company’s Class A common stock and, in lieu of Class A Common Stock, pre-funded warrants to purchase 7,797,184 shares of Class A common stock (the “PIPE Pre-Funded Warrants”), and accompanying warrants (the “PIPE Warrants”) to purchase up to 10,294,118 shares of Class A common stock with an exercise price equal to $3.60 and a term of five years (the “Offering”). The Offering closed on January 11, 2022. The Class A common stock and PIPE Warrants were sold at a combined purchase price of $3.40 per share (less $0.0001 per share for PIPE Pre-Funded Warrants). The Company received gross proceeds from the Offering of approximately $35 million before deducting estimated offering expenses. The securities were issued in reliance on the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.

On January 31, 2022, the Company repaid approximately $6,841,000 of principal and interest to Origin under the Line of Credit and the outstanding notes, which represented all of the outstanding indebtedness to Origin.

The uncertainty of current market conditions could also adversely impact capital markets, with the risk of significant contraction occurring. This risk still is apparent and constantly considered by management, as it relates to external capital availability.

Aside from the current COVID-19 impact on customer population, market condition and operational challenges, management tracks other potential risk not necessarily associated with the pandemic. One example is the overall ability of the United States Department of Agriculture (USDA) to materially restrict and/or shut down operations through regulatory oversight. Another is a potential natural disaster or inclement weather at the Oklahoma facility which could serve to disrupt production. Finally, the Company’s leadership is intrinsically tied to the growth, strategic direction and overall delivery of the Company’s product. Should anything occur to leadership, this could be seen as a significant gap and a possible adverse event by external investors in the Company.

Based on the Company’s cash balance of approximately $2.2 million as of December 31, 2021, the proceeds from the Offering in January 2022, its significantly deleveraged balance sheet as of the date of these financials, and its expected cash flows, the Company believes that its available cash and working capital should be sufficient to fund its operations for at least the next 12 months from the issuance date of these financials and management has greater latitude over expenses with its improved cash position.